Contingent liabilities - Additional Information (Detail) - Jun. 30, 2019	AUD ($)	EUR (€)
Disclosure of contingent liabilities [abstract]
Guarantee provided to confirm its commitment to the ongoing enforcement process	$ 387,657	€ 250,000